UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-852

FPA Paramount Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, President, FPA Paramount Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2014

ITEM 1. Schedule of Investments.

	Shares or
	Principal
COMMON STOCKS	Amount	Fair Value

BUSINESS SERVICES & SUPPLIES —27.9%
Aggreko plc (Great Britain)	362,007	$8,485,372
ALS Ltd (Australia)	2,248,000	9,856,581
Brambles Ltd (Australia)	330,000	2,864,202
Fugro NV (Netherlands)	636,275	13,288,349
G4S plc (Great Britain)	1,155,250	5,003,503
Publicis Groupe (France)	33,650	2,428,332
Sodexo (France)	22,900	2,251,911
TNT Express N.V. (Netherlands)	1,529,000	10,251,333
		$54,429,583
CONSUMER NON-DURABLES —20.8%
Adidas AG (Germany)	130,700	$9,112,430
Christian Dior S.A. (France)	23,100	3,994,198
Groupe Danone S.A. (France)	102,100	6,726,807
Diageo plc (Great Britain)	223,400	6,435,908
McDonald’s Corporation	52,600	4,928,620
Nestlè S.A. (Switzerland)	12,600	924,533
Pernod Ricard (France)	13,900	1,551,721
PRADA S.p.A. (Hong Kong)	1,221,800	6,924,674
		$40,598,891
TECHNOLOGY — 15.2%
Accenture plc (Class A) (Republic of Ireland)	875	$78,146
Cisco Systems, Inc	74,100	2,061,462
Cognizant Technology Solutions (Class A)	37,400	1,969,484
Maxim Integrated Products, Inc.	51,100	1,628,557
Microsoft Corporation	103,100	4,788,995
Oracle Corporation	218,400	9,821,448
SAP AG (Germany)	118,150	8,328,937
Taiwan Semiconductor Mfg Ltd Spd ADR	41,400	926,532
		$29,603,561
HEALTH CARE — 6.6%
Hypermarcas S.A. (Brazil)	972,400	$6,092,183
Laboratory Corporation of America Holdings*	50,400	5,438,160
Patterson Companies, Inc.	29,000	1,394,900
		$12,925,243
PRODUCER DURABLE GOODS — 4.3%
Joy Global Inc.	120,900	$5,624,268
SKF AB B Shares (Sweden)	125,100	2,646,265
		$8,270,533
HUMAN RESOURCES — 3.9%
Michael Page International plc (Great Britain)	1,184,022	$7,600,829

BASIC MATERIALS — 2.0%
Incitec Pivot Limited (Australia)	1,526,483	$3,975,878

RETAILING — 1.4%
eBay Inc.*	48,900	$2,744,268

OTHER COMMON STOCKS — 4.6%		$9,009,255

TOTAL COMMON STOCKS — 86.7% (Cost $193,719,147)		$169,158,041

SHORT-TERM INVESTMENTS — 6.4% (Cost $12,422,000)
State Street Bank Repurchase Agreement — 0.00% 01/02/15 (Dated 12/31/14, repurchase price of $12,422,000, collateralized by $12,545,000 principal amount U.S. Treasury Notes — 3.75% 2043, fair value $12,670,450)	$12,422,000	$12,422,000

TOTAL INVESTMENTS — 93.1% (Cost $206,141,147)— Note 2		$181,580,041
Other assets and liabilities, net — 6.9%		13,437,738
TOTAL NET ASSETS — 100.0%		$195,017,779

*Non-income producing security

As permitted by U.S. Securities and Exchange Commission regulations, “Other Common Stocks” includes holdings in their first year of acquisition that have not been publicly disclosed.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of December 31, 2014:

Investments	Level 1 (3)	Level 2 (3)	Level 3 (3)	Total

Common Stocks (1)	$169,158,041			$169,158,041
Short-Term Investments (2)	—	$12,422,000	—	12,422,000
Total Investments	$169,158,041	$12,422,000	—	$181,580,041

(1) All common stocks are classified under Level 1. The Portfolio of Investments provides further information on major security types.

(2) Comprised solely of short-term investments with maturities of 60 days or less that are valued at amortized cost.

(3) Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period. There were no transfers between Levels 1, 2, or 3 during the period ended December 31, 2014.

NOTE 2 — Federal Income Tax

The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized depreciation consists of:

Gross unrealized appreciation:	$6,209,760
Gross unrealized depreciation:	(30,770,866)
Net unrealized depreciation:	$(24,561,106)

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA PARAMOUNT FUND, INC.

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, President
(Principal Executive Officer)

Date: March 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

FPA PARAMOUNT FUND, INC.

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, President
(Principal Executive Officer)

Date: March 2, 2015

By:	/s/ E. LAKE SETZLER
E. Lake Setzler, Treasurer
(Principal Financial Officer)

Date: March 2, 2015